Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.86% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,637,359
4.00%, 10/1/35	A+/F	4,280,000	4,307,294

			8,944,653
Colorado (0.4%)
Clinton Cnty., Cap. Resources Corp. 144A Rev. Bonds, (Clinton-Essex-Warren-Washington Board of Cooperative Ed. Svc)
5.00%, 7/1/46	A3	800,000	817,294
4.75%, 7/1/43	A3	1,000,000	1,016,717
4.50%, 7/1/40	A3	1,100,000	1,123,248

			2,957,259
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40	Baa2	525,000	563,188
5.25%, 10/1/36	Baa2	680,000	730,978
5.125%, 10/1/34	Baa2	390,000	416,697

			1,710,863
New York (95.8%)
Albany, Cap. Resource Corp. Rev. Bonds
(KIPP Cap. Region Pub. Charter Schools), 5.00%, 6/1/64	BBB-	2,600,000	2,613,452
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB	325,000	325,149
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB	495,000	495,252
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	505,000	510,751
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB	115,000	115,066
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,500,000	1,518,707
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB	250,000	250,158
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	1,050,000	1,063,574
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	1,090,000	1,104,662
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	600,000	608,811
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	581,219
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,229,349
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A	2,000,000	1,907,423
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,198,860
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB-/F	2,690,000	2,496,321
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,348,269
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,298,687
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,192,836
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,494,542
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,047,176
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	504,566
(D'Youville College), 4.00%, 11/1/50	BBB-	6,535,000	5,283,745
(D'Youville College), 4.00%, 11/1/40	BBB-	1,000,000	889,904
(D'Youville College), 4.00%, 11/1/35	BBB-	1,025,000	969,497
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB-	6,250,000	6,427,790
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,271,557
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB-	1,425,000	1,427,715
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,501,284
(Manhattan College), 5.00%, 8/1/47	BBB	1,000,000	990,054
(1232 Southern Blvd., LLC), 5.00%, 7/1/45	A+	2,500,000	2,496,681
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB-	550,000	559,411
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	863,071
(Classical Charter School, Inc.), 4.75%, 6/15/58	BBB-	725,000	700,943
(Classical Charter School, Inc.), 4.75%, 6/15/53	BBB-	850,000	828,234
(Classical Charter School, Inc.), 4.50%, 6/15/43	BBB-	700,000	686,534
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	367,023
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	975,000	817,387
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	924,223
4.00%, 9/1/44	A-	1,050,000	1,001,173
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	430,214
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	474,592
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	293,900
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	397,852
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	100,234
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	100,450
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	110,691
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	100,832
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	100,712
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB	1,000,000	1,030,758
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/63	BB	1,600,000	1,641,681
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/53	BB	1,000,000	1,032,756
(Unity Preparatory Charter School of Brooklyn), 5.25%, 6/15/43	BB	680,000	701,878
(Inwood Academy for Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,120,463
(Inwood Academy for Leadership Charter School), 4.875%, 5/1/31	BB/P	375,000	380,655
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	854,516
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,629,421
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,260,992
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,751,294
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,235,701
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa1	155,000	157,291
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa1	1,065,000	1,083,127
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa1	100,000	96,509
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa1	100,000	97,387
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa1	200,000	196,360
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa1	175,000	173,308
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa1	175,000	174,656
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa1	175,000	175,250
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BBB-	4,000,000	4,054,446
5.00%, 7/1/45	BBB-	3,400,000	3,478,846
5.00%, 7/1/40	BBB-	1,000,000	1,042,469
Erie Cnty., Indl. Dev. Agcy. Multi-Fam. Hsg. Rev. Bonds, (Westchester Pk. Preservation LP), FNMA Coll., 4.25%, 2/1/41	Aaa	4,455,000	4,457,071
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Evergeen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	2,000,000	2,040,645
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,015,563
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,035,030
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,229,135
(Molloy College), 5.00%, 7/1/38	BBB	865,000	883,833
(Molloy College), 5.00%, 7/1/38	BBB	480,000	487,456
(Molloy College), 5.00%, 7/1/37	BBB	315,000	320,234
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	211,800
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	217,513
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	219,969
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	993,332
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters), 5.50%, 10/1/37	A2	4,010,000	4,814,455
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. A, 5.00%, 9/1/49	A2	12,500,000	13,470,220
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,013,034
Ser. A, 3.00%, 9/1/40	A2	1,000,000	875,285
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C-1, BAM, 5.00%, 11/15/44	AA	10,000,000	10,425,582
Ser. A, BAM, 4.00%, 11/15/48	AA	4,000,000	3,807,104
Ser. D-2, 4.00%, 11/15/47	A3	2,000,000	1,876,621
(Green Bonds), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,787,437
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,500,502
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(St. John Fisher U.), 5.25%, 6/1/54	A-	850,000	901,832
(St. John Fisher U.), 5.25%, 6/1/49	A-	635,000	682,615
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,021,288
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,003,525
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	611,087
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,252,063
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,146,258
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,865,030
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds
(Eugenio Maria de Hostos Charter School), 5.00%, 7/1/59	Ba1	1,350,000	1,354,995
(True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	4,139,996
(Eugenio Maria de Hostos Charter School), 5.00%, 7/1/54	Ba1	2,000,000	2,014,847
(Eugenio Maria de Hostos Charter School), 5.00%, 7/1/44	Ba1	1,320,000	1,358,449
Nassau Cnty., Local Econ. Rev. Bonds, (Roosevelt Children's Academy Charter School), 5.00%, 7/1/55	Baa2	2,750,000	2,767,673
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	4,537,648	4,460,889
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	350,803
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,065,408
5.00%, 4/1/37	A3	1,000,000	1,028,241
5.00%, 4/1/35	A3	200,000	206,602
NY City, G.O. Bonds
Ser. D, 5.25%, 4/1/54	Aa2	2,500,000	2,701,693
Ser. C-1, 5.25%, 9/1/50	Aa2	3,335,000	3,616,387
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,164,546
Ser. C-1, 5.25%, 9/1/46	Aa2	5,000,000	5,482,282
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,643,353
Ser. A, 5.00%, 8/1/47	Aa2	5,300,000	5,642,297
(Fiscal 2024), Ser. A, 5.00%, 8/1/46	Aa2	1,450,000	1,548,601
Ser. C, 5.00%, 8/1/42	Aa2	5,350,000	5,684,697
Ser. A, 4.00%, 8/1/42	Aa2	3,500,000	3,481,434
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A, 4.00%, 2/15/48	Aa3	880,000	838,996
NY City, Hsg. Dev. Corp. Rev. Bonds
Ser. J, 3.15%, 11/1/54	AA+	6,190,000	4,738,758
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,667,350
2.80%, 2/1/50	Aa2	3,585,000	2,628,024
(Sustainable Dev.), Ser. F-1, FHA Insd., 2.50%, 11/1/51	AA+	5,480,000	3,678,356
NY City, Hsg. Dev. Corp. Rev. Bonds (Sustainable Bond), Ser. B-1A, 4.75%, 11/1/54	AA+	2,750,000	2,793,662
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. A-1, 4.95%, 11/1/58	AA+	2,000,000	2,045,192
Ser. A-1, FHA Insd., 4.75%, 11/1/54	AA+	3,000,000	3,042,125
Ser. I-1, 2.80%, 11/1/60	AA+	3,000,000	2,022,998
(Sustainability Bonds), Ser. I-1, 2.70%, 11/1/55	AA+	7,000,000	4,791,560
Ser. C-1, 2.60%, 11/1/56	AA+	1,660,000	1,099,737
Ser. F-1, FHA Insd., 2.60%, 11/1/56	AA+	4,000,000	2,649,968
Ser. C-1, 2.50%, 11/1/51	AA+	5,000,000	3,356,164
Ser. G-1, FHA Insd., 2.45%, 11/1/45	AA+	4,500,000	3,178,337
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	5,000,000	3,196,369
NY City, Hsg. Dev. Corp. Multi-Fam. Mtge. Rev. Bonds, (8 Spruce St.), Class F, 5.25%, 12/15/31	BBB-/P	2,650,000	2,725,135
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,050,000	1,055,604
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. BB, 5.25%, 6/15/55	Aa1	7,500,000	8,164,905
Ser. AA-1, 5.25%, 6/15/52	Aa1	11,000,000	11,847,438
Ser. DD, 5.25%, 6/15/47	Aa1	4,000,000	4,349,748
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,202,092
Ser. BB-1, 3.00%, 6/15/44	Aa1	1,000,000	832,685
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.50%, 6/15/43	VMIG 1	835,000	835,000
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,102,223
(Future Tax Secd.), 5.00%, 5/1/45	AAA	3,500,000	3,773,428
(Future Tax Secd.), Ser. A-1, 5.00%, 5/1/45	AAA	4,000,000	4,292,036
(Future Tax Secd.), 5.00%, 5/1/43	AAA	2,150,000	2,337,638
5.00%, 8/1/40	AAA	14,000,000	14,701,718
(Future Tax Secd.), 5.00%, 5/1/40	AAA	2,000,000	2,237,200
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,018,902
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,500,000	2,527,685
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	5,081,812
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	5,058,038
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5.00%, 7/15/43	Aa2	8,110,000	8,206,574
5.00%, 7/15/40	Aa2	4,550,000	4,559,124
NY City, Transitional Fin. Auth. Future Tax Secd. VRDN 1.60%, 8/1/42	VMIG 1	5,000,000	5,000,000
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secd.) Rev. Bonds
Ser. F-1, 5.25%, 2/1/53	AAA	5,000,000	5,419,540
Ser. E, 5.00%, 11/1/53	AAA	5,000,000	5,337,161
Ser. C, 5.00%, 5/1/48	AAA	10,000,000	10,717,236
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	A-	775,000	789,978
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	6,985,000	6,735,287
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,300,000	2,090,906
Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	933,531
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/41	A-	250,000	251,679
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/36	A-	265,000	268,129
NY Metro. Trans. Auth. Special Tax Bonds, Ser. A, 5.25%, 11/15/54	AA	5,000,000	5,434,067
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,012,463
zero %, 11/15/50	A2	7,000,000	2,045,422
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,152,983
Ser. A, 5.25%, 3/15/52	Aa1	3,000,000	3,256,244
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	353,249
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	1,775,000	1,574,168
(Iona College), 5.00%, 7/1/42	Baa2	225,000	232,475
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	969,395
(Wagner College), 5.00%, 7/1/38	BB/F	840,000	860,175
(Iona College), 5.00%, 7/1/37	Baa2	200,000	212,451
(Wagner College), 5.00%, 7/1/37	BB/F	770,000	790,845
(Wagner College), 5.00%, 7/1/36	BB/F	730,000	752,467
(Wagner College), 5.00%, 7/1/35	BB/F	1,000,000	1,034,423
(Wagner College), 5.00%, 7/1/33	BB/F	1,000,000	1,042,242
(Iona College), 5.00%, 7/1/32	Baa2	525,000	571,208
(Iona College), 5.00%, 7/1/31	Baa2	625,000	675,791
(Iona College), 5.00%, 7/1/29	Baa2	250,000	265,711
4.00%, 5/1/54	A3	5,000,000	4,600,160
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,615,402
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	545,075
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/56	Baa3	1,750,000	1,901,436
(Pace U.), Ser. A, 5.50%, 5/1/49	Baa3	875,000	954,284
(Culinary Inst. of America), 5.50%, 7/1/33	Baa1	1,180,000	1,181,887
(NY Inst. Of Tech.), 5.25%, 7/1/54	Baa2	2,900,000	3,058,868
(NY Inst. Of Tech.), 5.25%, 7/1/49	Baa2	2,300,000	2,438,631
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,061
(NY Inst. Of Tech.), 5.00%, 7/1/44	Baa2	700,000	737,482
(NY Inst. Of Tech.), 5.00%, 7/1/43	Baa2	770,000	814,842
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43 (Prerefunded 5/1/25)	A3	2,500,000	2,508,357
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,407,000
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37 (Prerefunded 5/1/25)	A3	3,000,000	3,010,029
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,033
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,568
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,284
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,238,396
NY State Dorm. Auth. Sales Tax Rev. Bonds
Ser. B, 5.00%, 3/15/54	Aa1	2,500,000	2,672,328
(Bidding Group 3), Ser. A, 5.00%, 3/15/54	Aa1	5,000,000	5,330,227
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.)
Ser. C, 4.00%, 4/1/34	A-	3,600,000	3,719,312
Ser. D, 3.50%, 10/1/29	A-	5,000,000	4,957,873
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/3/30), (Casella Waste Syst., Inc.), 5.125%, 9/1/50	B1	1,000,000	1,061,416
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	550,000	547,284
NY State Hsg. Fin. Agcy. Affordable Hsg. Mandatory Put Bonds (1/1/35), (325 Kent, LLC), Ser. A, FNMA Coll., 3.95%, 11/1/50	Aaa	5,000,000	5,041,030
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,494,253
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	3,075,000	2,424,764
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,295,672
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	29,290,000	24,395,310
(Port Auth. of NY & NJ), Ser. 1WTC, 3.00%, 2/15/42	AA-	1,500,000	1,246,855
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	5,091,725
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	8,250,000	6,241,413
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	515,481
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	15,985,290
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A1	2,000,000	2,021,765
Ser. B, 4.00%, 1/1/45	A1	6,000,000	5,749,889
Ser. B, 4.00%, 1/1/41	A1	3,000,000	2,961,727
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. New Term. One, LLC), 6.00%, 6/30/54	Baa3	5,700,000	6,144,969
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa2	2,900,000	3,109,900
(JFK Intl. Arpt. New Term. One, LLC), 5.50%, 6/30/60	Baa3	5,000,000	5,265,893
AGC, 5.25%, 12/31/54	AA	3,000,000	3,188,267
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,499,959
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa2	7,250,000	7,494,051
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa2	5,000,000	5,137,000
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa2	750,000	785,231
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,385,143
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa2	2,000,000	2,060,582
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa2	1,000,000	1,033,148
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	860,108
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	589,770
(American Airlines, Inc.), 3.00%, 8/1/31	BB/F	1,630,000	1,545,141
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/45	Aa1	10,000,000	10,835,098
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,832,501
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,255,647
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	1,007,141
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,262,736
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	1,012,441
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	1,200,000	1,316,469
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	700,073
5.00%, 7/1/46	Baa2	450,000	454,149
5.00%, 1/1/43	Baa2	740,000	745,632
Ser. B, 5.00%, 7/1/35	Baa2	410,000	428,206
5.00%, 7/1/34	Baa2	445,000	446,442
Ser. B, 5.00%, 7/1/34	Baa2	285,000	298,203
Ser. B, 5.00%, 7/1/33	Baa2	305,000	319,185
Ser. B, 5.00%, 7/1/32	Baa2	265,000	278,485
4.00%, 7/1/42	Baa2	525,000	483,352
4.00%, 7/1/41	Baa2	215,000	200,579
Ser. B, 4.00%, 7/1/40	Baa2	300,000	284,356
4.00%, 7/1/39	Baa2	450,000	431,234
Ser. B, 4.00%, 7/1/39	Baa2	825,000	790,596
4.00%, 7/1/38	Baa2	150,000	146,073
Ser. B, 4.00%, 7/1/38	Baa2	455,000	443,087
Ser. B, 4.00%, 7/1/37	Baa2	490,000	482,466
4.00%, 7/1/36	Baa2	325,000	321,737
Ser. B, 4.00%, 7/1/36	Baa2	425,000	420,733
4.00%, 7/1/34	Baa2	300,000	299,429
Port Auth. of NY & NJ Rev. Bonds
5.00%, 1/15/47	Aa3	3,000,000	3,216,645
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,844,212
4.00%, 11/1/39	Aa3	3,250,000	3,293,651
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Baa3	600,000	609,209
5.00%, 6/1/25	Baa3	230,000	230,680
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,250,352
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa2	100,000	101,955
Ser. B, 5.00%, 9/1/41	Baa2	200,000	203,910
Ser. A, 5.00%, 9/1/40	Baa2	100,000	102,827
Ser. B, 5.00%, 9/1/40	Baa2	200,000	205,654
Ser. A, 5.00%, 9/1/39	Baa2	125,000	129,324
Ser. B, 5.00%, 9/1/39	Baa2	195,000	201,745
Ser. A, 5.00%, 9/1/38	Baa2	125,000	130,223
Ser. B, 5.00%, 9/1/38	Baa2	200,000	208,358
Ser. A, 5.00%, 9/1/37	Baa2	100,000	104,572
Ser. B, 5.00%, 9/1/37	Baa2	220,000	230,058
Ser. A, 5.00%, 9/1/36	Baa2	100,000	104,857
Ser. B, 5.00%, 9/1/36	Baa2	200,000	209,715
Ser. B, 5.00%, 9/1/35	Baa2	200,000	210,505
Ser. B, 5.00%, 9/1/34	Baa2	200,000	211,076
Ser. B, 5.00%, 9/1/33	Baa2	150,000	158,970
Ser. B, 5.00%, 9/1/32	Baa2	150,000	159,652
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	3,000,000	3,113,271
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/41	A-	1,300,000	1,265,322
4.00%, 6/1/40	A-	1,250,000	1,227,499
4.00%, 6/1/39	A-	1,250,000	1,238,949
4.00%, 6/1/38	A-	815,000	816,109
4.00%, 6/1/37	A-	1,250,000	1,256,019
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	514,493
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/33	Baa1	1,500,000	1,577,875
4.00%, 7/1/36	Baa1	400,000	398,134
4.00%, 7/1/35	Baa1	350,000	350,305
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,571,333
(Ithaca College), 5.00%, 7/1/41	A3	715,000	730,638
(Ithaca College), 5.00%, 7/1/35	A3	150,000	155,934
(Ithaca College), 5.00%, 7/1/34	A3	150,000	156,225
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,574,159
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. C, 5.25%, 5/15/52	AA+	5,500,000	5,928,873
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,983,084
Triborough, Bridge & Tunnel Auth. Real Estate Transfer Tax Rev. Bonds, Ser. A, 5.50%, 12/1/59	A1	5,000,000	5,512,610
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	2,725,000	2,910,543
5.00%, 9/1/34	A3	2,000,000	2,177,214
4.00%, 9/1/40	A3	1,375,000	1,364,026
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A-	15,490,000	15,698,753
Util. Debt Securitization Auth. Rev. Bonds, Ser. 1, 5.00%, 12/15/40	Aaa	4,000,000	4,573,009
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (Kendal on Hudson), Ser. B
5.00%, 1/1/41	BBB+/F	500,000	523,677
5.00%, 1/1/37	BBB+/F	525,000	557,114
5.00%, 1/1/32	BBB+/F	500,000	533,418
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/56	B-/P	2,205,000	2,206,141
Westchester Cnty., Indl. Dev. Multi-Fam. Hsg. Mandatory Put Bonds (5/1/41), (Armory Plaza Preservation, LP), FNMA Coll., 4.30%, 6/1/46	Aaa	3,200,000	3,142,066
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,244,744
(NY Blood Ctr., Inc.), 5.00%, 7/1/38	Baa1	1,000,000	1,089,472
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A-	1,250,000	1,262,450
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	500,085
5.00%, 10/15/49	BB/P	665,000	665,487
5.00%, 10/15/39	BB/P	545,000	555,739

			720,614,357
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB-/P	3,200,000	3,084,369
4.00%, 7/1/37	BB-/P	2,750,000	2,735,667
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	498,754

			6,318,790
Washington (0.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,880,681

			4,880,681

Total municipal bonds and notes (cost $742,814,194)			$745,426,603

SHORT-TERM INVESTMENTS (1.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	7,378,605	$7,378,605

Total short-term investments (cost $7,378,605)		$7,378,605
TOTAL INVESTMENTS

Total investments (cost $750,192,799)		$752,805,208

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam New York Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $752,212,377.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$369,892	$44,261,403	$37,252,690	$76,907	$7,378,605

	Total Short-term investments	$369,892	$44,261,403	$37,252,690	$76,907	$7,378,605
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 1.86%, 4.39%, 4.32% and 4.26%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.1%
	Transportation	15.8
	Tax bonds	15.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$745,426,603	$—
Short-term investments	—	7,378,605	—

Totals by level	$—	$752,805,208	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com